DIRECTORS LOAN (Details Narrative) - CAD ($)		1 Months Ended		3 Months Ended
	Dec. 13, 2021	Jun. 15, 2022	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Directors Loans
Interest rate		12.00%	10.00%	10.00%
Short term loan		$ 250,000
Principal balance			$ 1,000,000			$ 825,540	$ 784,947	$ 648,005
Interest paid	$ 160,000			$ 24,932	$ 24,932
Loan bonus share issued, share				16,000,000
Loan bonus share expiration				five years
Exercise price				$ 0.05
Loan Amendment Agreement				$ 100,000
Loan				$ 1,176,470
Bonus warrant exercise price				$ 0.085